Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share (Parentheticals) - Common Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class A
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share (Parentheticals) [Line Items]
Weighted Average Ordinary Shares, diluted	10,668,603
Diluted net income (loss) per ordinary shares	$ 0.55
Class B
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share (Parentheticals) [Line Items]
Weighted Average Ordinary Shares, diluted	4,935,622	2,850,155
Diluted net income (loss) per ordinary shares	$ 0.55	$ 0.00